FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 3,438,540,118	$ 2,677,886,106
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	832,689,062	805,230,668
Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	705,486,659	336,825,779
Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	352,421,732	272,802,392
Money market accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,646,024	4,071,510
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,894,243,477	1,418,930,349
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	832,689,062	805,230,668
Level 1 | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	705,486,659	336,825,779
Level 1 | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	352,421,732	272,802,392
Level 1 | Money market accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,646,024	4,071,510
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,544,296,641	$ 1,258,955,757